Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE INFLATION PROTECTED BOND FUND, INC.
Entity Central Index Key	0001181628
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000005526
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	Investor Class
Trading Symbol	PRIPX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Inflation Protected Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - Investor Class	$21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
AssetsNet	$ 484,654,000
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	8.90%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$484,654
Number of Portfolio Holdings	56

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.4%
Non-U.S. Government Mortgage-Backed Securities	0.0
Short-Term and Other	0.6

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	85.6%
U.S. Treasury Inflation-Indexed Bonds	13.8
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000166332
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	I Class
Trading Symbol	TIIPX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Inflation Protected Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - I Class	$11	0.22%

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 484,654,000
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	8.90%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$484,654
Number of Portfolio Holdings	56

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.4%
Non-U.S. Government Mortgage-Backed Securities	0.0
Short-Term and Other	0.6

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	85.6%
U.S. Treasury Inflation-Indexed Bonds	13.8
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000225818
Shareholder Report [Line Items]
Fund Name	Inflation Protected Bond Fund
Class Name	Z Class
Trading Symbol	TRZHX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Inflation Protected Bond Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Inflation Protected Bond Fund - Z Class	$0	0.00%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
AssetsNet	$ 484,654,000
Holdings Count | Holding	56
InvestmentCompanyPortfolioTurnover	8.90%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$484,654
Number of Portfolio Holdings	56

Holdings [Text Block]
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	99.4%
Non-U.S. Government Mortgage-Backed Securities	0.0
Short-Term and Other	0.6

Largest Holdings [Text Block]
U.S. Treasury Inflation-Indexed Notes	85.6%
U.S. Treasury Inflation-Indexed Bonds	13.8
GS Mortgage-Backed Securities Trust	0.0

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless